						    File Number: 002-62436
                                          Filed Pursuant to Rule 497(e) of
						the Securities Act of 1933

                                                                February 1, 2018


                               PIONEER BOND FUND


              SUPPLEMENT TO THE PROSPECTUS DATED NOVEMBER 1, 2017


FUND SUMMARY
The following replaces the corresponding information under the heading "Management" in the section entitled "Fund summary":


MANAGEMENT


INVESTMENT ADVISER     Amundi Pioneer Asset Management, Inc.
PORTFOLIO MANAGEMENT   Kenneth J. Taubes, Executive Vice President
                       and Chief Investment Officer, U.S. of Amundi
                       Pioneer (portfolio manager of the fund since
                       1998); Charles Melchreit, Senior Managing
                       Director and Deputy Head of Fixed Income, U.S.
                       of Amundi Pioneer (portfolio manager of the
                       fund since 2012); and Brad Komenda, Senior
                       Vice President and Deputy Director of
                       Investment Grade Corporates of Amundi
                       Pioneer (portfolio manager of the fund since
                       2018)

MANAGEMENT
The following replaces the corresponding information under the heading "Portfolio management" in the section entitled "Management":

Day-to-day management of the fund's portfolio is the responsibility of Kenneth
J. Taubes. Mr. Taubes is supported by Charles Melchreit and Brad Komenda. Mr. Taubes, Mr. Melchreit and Mr. Komenda are supported by the fixed income team. Members of this team manage other Pioneer funds investing primarily in fixed income securities. The portfolio managers and the team also may draw upon the research and investment management expertise of the global research teams, which provide fundamental and quantitative research on companies and include members from one or more of Amundi Pioneer's affiliates.

Mr. Taubes, Executive Vice President and Chief Investment Officer, U.S. of Amundi Pioneer, is responsible for overseeing the U.S. and global fixed income teams. He joined Amundi Pioneer as a senior vice president in September 1998 and has been an investment professional since 1982. Mr. Taubes has served as portfolio manager of the fund since 1998.

Mr. Melchreit, Senior Managing Director and Deputy Head of Fixed Income, U.S. of Amundi Pioneer, joined Amundi Pioneer in 2006, and has served as portfolio manager of the fund since 2012.

Mr. Komenda, Senior Vice President and Deputy Director of Investment Grade Corporates, joined Amundi Pioneer in 2008 and has been a portfolio manager of the fund since 2018.

























                                                                   30725-00-0218
                                (Copyright)2018 Amundi Pioneer Distributor, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                     Member SIPC

                                                                February 1, 2018


                               PIONEER BOND FUND


          SUPPLEMENT TO THE SUMMARY PROSPECTUS DATED NOVEMBER 1, 2017


FUND SUMMARY
The following replaces the corresponding information under the heading "Management" in the section entitled "Fund summary":


MANAGEMENT


INVESTMENT ADVISER     Amundi Pioneer Asset Management, Inc.
PORTFOLIO MANAGEMENT   Kenneth J. Taubes, Executive Vice President
                       and Chief Investment Officer, U.S. of Amundi
                       Pioneer (portfolio manager of the fund since
                       1998); Charles Melchreit, Senior Managing
                       Director and Deputy Head of Fixed Income, U.S.
                       of Amundi Pioneer (portfolio manager of the
                       fund since 2012); and Brad Komenda, Senior
                       Vice President and Deputy Director of
                       Investment Grade Corporates of Amundi
                       Pioneer (portfolio manager of the fund since
                       2018)

                                                                   30726-00-0218
                                (Copyright)2018 Amundi Pioneer Distributor, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                     Member SIPC